Derivatives and Hedging Activities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Derivatives and Hedging Activities (Textual)
Notional principal amount of hedging contracts	$ 5,836	$ 3,651
Other payables and accrued expenses	$ 52
Other accounts receivable and prepaid expenses		$ 45